Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,445,813	28,750,000	12,771,004	28,750,000
Diluted net (loss) income per common stock	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net (loss) income per common stock	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16